CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - JPY (¥) ¥ in Millions	Total	Cumulative Effect, Period of Adoption, Adjustment [Member]	Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Common Stock	Common Stock Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Additional Paid-in Capital	Additional Paid-in Capital Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Retained Earnings	Retained Earnings Cumulative Effect, Period of Adoption, Adjustment [Member]	Retained Earnings Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Treasury Stock	Treasury Stock Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Total ORIX Corporation Shareholders' Equity	Total ORIX Corporation Shareholders' Equity Cumulative Effect, Period of Adoption, Adjustment [Member]	Total ORIX Corporation Shareholders' Equity Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Noncontrolling Interests	Noncontrolling Interests Cumulative Effect, Period of Adoption, Adjustment [Member]	Noncontrolling Interests Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
Beginning Balance at Mar. 31, 2022	¥ 3,414,178			¥ 221,111		¥ 260,479		¥ 2,914,558			¥ 21,495		¥ (113,447)		¥ 3,304,196			¥ 109,982
Contribution to subsidiaries	3,451														0			3,451
Transaction with noncontrolling interests	(60,410)					(28,048)					4,396				(23,652)			(36,758)
Comprehensive income, net of tax:
Net income (loss)	296,901							290,340							290,340			6,561
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	(110,142)										(110,142)				(110,142)			0
Impact of changes in policy liability discount rate	126,980										126,980				126,980			0
Net change of debt valuation adjustments	54										54				54			0
Net change of defined benefit pension plans	4,448										4,455				4,455			(7)
Net change of foreign currency translation adjustments	94,732										91,095				91,095			3,637
Net change of unrealized gains (losses) on derivative instruments	19,670										17,802				17,802			1,868
Total other comprehensive income (loss)	135,742														130,244			5,498
Total comprehensive income (loss)	432,643														420,584			12,059
Cash dividends	(124,309)							(106,290)							(106,290)			(18,019)
Acquisition of treasury stock	(52,071)												(52,071)		(52,071)			0
Disposal of treasury stock	17					(85)							102		17			0
Cancellation of treasury stock	0							(44,160)					44,160		0			0
Other, net	823					823									823			0
Ending Balance at Mar. 31, 2023	3,614,322			221,111		233,169		3,054,448			156,135		(121,256)		3,543,607			70,715
Contribution to subsidiaries	18,357														0			18,357
Transaction with noncontrolling interests	(3,549)					86					(165)				(79)			(3,470)
Comprehensive income, net of tax:
Net income (loss)	338,450							346,132							346,132			(7,682)
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	(67,772)										(67,772)				(67,772)			0
Impact of changes in policy liability discount rate	93,269										93,269				93,269			0
Net change of debt valuation adjustments	(191)										(191)				(191)			0
Net change of defined benefit pension plans	13,293										13,287				13,287			6
Net change of foreign currency translation adjustments	173,101										168,285				168,285			4,816
Net change of unrealized gains (losses) on derivative instruments	(5,875)										(5,700)				(5,700)			(175)
Total other comprehensive income (loss)	205,825														201,178			4,647
Total comprehensive income (loss)	544,275														547,310			(3,035)
Cash dividends	(101,968)							(99,900)							(99,900)			(2,068)
Acquisition of treasury stock	(50,001)												(50,001)		(50,001)			0
Disposal of treasury stock	50					(227)							277		50			0
Cancellation of treasury stock	0					(49)		(40,951)					41,000		0			0
Other, net	479					478		1							479			0
Ending Balance at Mar. 31, 2024	4,021,965		¥ 4,021,808	221,111	¥ 221,111	233,457	¥ 233,457	3,259,730		¥ 3,259,573	357,148	¥ 357,148	(129,980)	¥ (129,980)	3,941,466		¥ 3,941,309	80,499		¥ 80,499
Ending Balance (Accounting Standards Update 2023-02) at Mar. 31, 2024		¥ (157)							¥ (157)							¥ (157)			¥ 0
Contribution to subsidiaries	10,736														0			10,736
Transaction with noncontrolling interests	(7,232)					83					136				219			(7,451)
Comprehensive income, net of tax:
Net income (loss)	351,241							351,630							351,630			(389)
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	(153,108)										(153,108)				(153,108)			0
Impact of changes in policy liability discount rate	158,339										158,339				158,339			0
Net change of debt valuation adjustments	(35)										(35)				(35)			0
Net change of defined benefit pension plans	5,128										5,121				5,121			7
Net change of foreign currency translation adjustments	(20,010)										(19,687)				(19,687)			(323)
Net change of unrealized gains (losses) on derivative instruments	(6,403)										(6,616)				(6,616)			213
Total other comprehensive income (loss)	(16,089)														(15,986)			(103)
Total comprehensive income (loss)	335,152														335,644			(492)
Cash dividends	(136,881)							(135,590)							(135,590)			(1,291)
Acquisition of treasury stock	(53,518)												(53,518)		(53,518)			0
Disposal of treasury stock	263					(654)							917		263			0
Cancellation of treasury stock	0					(149)		(120,702)					120,851		0			0
Other, net	1,455					1,456							(1)		1,455			0
Ending Balance at Mar. 31, 2025	¥ 4,171,783			¥ 221,111		¥ 234,193		¥ 3,354,911			¥ 341,298		¥ (61,731)		¥ 4,089,782			¥ 82,001